Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) - Operating Lease Obligations ¥ in Thousands	Mar. 31, 2020 CNY (¥)
2021	¥ 26,213
2022	21,368
Total	¥ 47,581